Balance sheet Components - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Finished Goods	$ 538	$ 361
Work in process	2,219	945
Purchased parts and raw materials	889	595
Total inventories	$ 3,646	$ 1,901